Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000093221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000093221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000093221 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093221 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000093221 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093221 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093221 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093221 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093221 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093221 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093221 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093221 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000093221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000093221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000093221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000093221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000093221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000093221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093221 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093221 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000093221 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000093221 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000093221 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000093221 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093221 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000093221 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093221 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093221 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093221 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000002785 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002785 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002785 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002785 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002785 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002785 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002785 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002785 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002785 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002785 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002785 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000002785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000002785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000002785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000002785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002785 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002785 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002785 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002785 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000002785 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000002785 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002785 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002785 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002785 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002785 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002785 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002785 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002785 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000093224 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000093224 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000093224 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093224 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093224 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093224 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093224 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093224 [Member] | New China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093224 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093224 [Member] | JDcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093224 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000093224 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000093224 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000093224 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000093224 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000093224 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000093224 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093224 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093224 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093224 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093224 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093224 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093224 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093224 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000002790 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002790 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002790 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002790 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002790 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002790 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002790 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002790 [Member] | New China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002790 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002790 [Member] | JDcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002790 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000002790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000002790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000002790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000002790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002790 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002790 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002790 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000093225 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000093225 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093225 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093225 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093225 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093225 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093225 [Member] | Ajinomoto Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093225 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093225 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093225 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093225 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000093225 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000093225 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000093225 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093225 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000093225 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000093225 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093225 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093225 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093225 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093225 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000093225 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000002791 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002791 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002791 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002791 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002791 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002791 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002791 [Member] | Ajinomoto Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002791 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002791 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002791 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000002791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000002791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000002791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000002791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002791 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002791 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000002791 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000093226 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093226 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093226 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093226 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093226 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093226 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093226 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000093226 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093226 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093226 [Member] | Xiaomi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093226 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000093226 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000093226 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093226 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000093226 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000093226 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000093226 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093226 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093226 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093226 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093226 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000093226 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000093226 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000093226 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000093226 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093226 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000002792 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002792 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002792 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002792 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002792 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002792 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002792 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002792 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002792 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002792 [Member] | Xiaomi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002792 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000002792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000002792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000002792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000002792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000002792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002792 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002792 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002792 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000002792 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000002792 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002792 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002792 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002792 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000093227 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000093227 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093227 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093227 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093227 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093227 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093227 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093227 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093227 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093227 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093227 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000093227 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093227 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000093227 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000093227 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000093227 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000093227 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000093227 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093227 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093227 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000093227 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093227 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093227 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093227 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000093227 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000093227 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000093227 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093227 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000093227 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093227 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000002793 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002793 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002793 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002793 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002793 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002793 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002793 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002793 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002793 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002793 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002793 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000002793 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000002793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000002793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000002793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002793 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002793 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002793 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002793 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002793 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002793 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000002793 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002793 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000093228 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093228 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000093228 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000093228 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093228 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093228 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093228 [Member] | Swiggy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093228 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093228 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093228 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000093228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000093228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000093228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000093228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093228 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000093228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093228 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000093228 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000093228 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000002794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000002794 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002794 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002794 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002794 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002794 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002794 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002794 [Member] | Swiggy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002794 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002794 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002794 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002794 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002794 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000002794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000002794 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002794 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002794 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002794 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002794 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000002794 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000002794 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000093229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000093229 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000093229 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093229 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093229 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093229 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093229 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093229 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093229 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093229 [Member] | Hikari Tsushin Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093229 [Member] | Telstra Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093229 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000093229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000093229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000093229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000093229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000093229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000093229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093229 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000093229 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000093229 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000093229 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000093229 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000093229 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093229 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093229 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000093229 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000093229 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000093229 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000038018 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000038018 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000038018 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038018 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038018 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038018 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038018 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038018 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038018 [Member] | Hikari Tsushin Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038018 [Member] | Telstra Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038018 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000038018 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000038018 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000038018 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000038018 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000038018 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000038018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038018 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038018 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000038018 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038018 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038018 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038018 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038018 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000038018 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000038018 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000038018 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038018 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038018 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038018 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000038018 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000038018 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000093230 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093230 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000093230 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093230 [Member] | YDUQS Participacoes SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093230 [Member] | We Buy Cars Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093230 [Member] | Grupo SBF SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093230 [Member] | Cartrade Tech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093230 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093230 [Member] | Radico Khaitan Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093230 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093230 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093230 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000093230 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000093230 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000093230 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093230 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000093230 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000093230 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093230 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000093230 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093230 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000093230 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000093230 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000093230 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000093230 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000093230 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093230 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093230 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000093230 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000093230 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093230 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093230 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000093230 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000068052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000068052 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000068052 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000068052 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000068052 [Member] | YDUQS Participacoes SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000068052 [Member] | We Buy Cars Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000068052 [Member] | Grupo SBF SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000068052 [Member] | Cartrade Tech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000068052 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068052 [Member] | Radico Khaitan Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068052 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068052 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000068052 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000068052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000068052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000068052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000068052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000068052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000068052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000068052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000068052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000068052 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000068052 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000068052 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000068052 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000068052 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000068052 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000068052 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000068052 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000068052 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000068052 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000068052 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000068052 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000093231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000093231 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000093231 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000093231 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093231 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093231 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093231 [Member] | Anhui Expressway Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093231 [Member] | China Suntien Green Energy Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093231 [Member] | Industrial And Commercial Bank of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093231 [Member] | China Everbright Environment Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093231 [Member] | PetroChina Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093231 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000093231 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093231 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000093231 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000093231 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000093231 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000093231 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000093231 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093231 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000093231 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093231 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093231 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093231 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093231 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093231 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000081250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000081250 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000081250 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081250 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081250 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000081250 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081250 [Member] | Anhui Expressway Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081250 [Member] | China Suntien Green Energy Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081250 [Member] | Industrial And Commercial Bank of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081250 [Member] | China Everbright Environment Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081250 [Member] | PetroChina Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081250 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000081250 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000081250 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000081250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000081250 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000081250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000081250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000081250 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000081250 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000081250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000081250 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081250 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081250 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000195803 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195803 [Member] | NetEase Cloud Music Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195803 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195803 [Member] | Atour Lifestyle Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195803 [Member] | DPC Dash Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195803 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195803 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195803 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195803 [Member] | Zhejiang Shuanghuan Driveline Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195803 [Member] | Kanzhun Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195803 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000195803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000195803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000195803 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000195803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000195803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000195803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195803 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195803 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195803 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195803 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000101279 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101279 [Member] | NetEase Cloud Music Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000101279 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101279 [Member] | Atour Lifestyle Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101279 [Member] | DPC Dash Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101279 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101279 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101279 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101279 [Member] | Zhejiang Shuanghuan Driveline Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000101279 [Member] | Kanzhun Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101279 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000101279 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000101279 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000101279 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000101279 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000101279 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000101279 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101279 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101279 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101279 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000101279 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101279 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101279 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101279 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101279 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000154926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000154926 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000154926 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154926 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000154926 [Member] | Swiggy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154926 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154926 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000154926 [Member] | YDUQS Participacoes SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154926 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154926 [Member] | JD Health International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000154926 [Member] | Indus Towers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154926 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000154926 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000154926 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000154926 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000154926 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154926 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000154926 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000154926 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154926 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000154926 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000154926 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154926 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000154926 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000154926 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154926 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000154926 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154926 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154926 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154926 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154926 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154926 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154926 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000154925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000154925 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000154925 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154925 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000154925 [Member] | Swiggy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154925 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154925 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000154925 [Member] | YDUQS Participacoes SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154925 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154925 [Member] | JD Health International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000154925 [Member] | Indus Towers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154925 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000154925 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000154925 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000154925 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000154925 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154925 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000154925 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000154925 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154925 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000154925 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000154925 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154925 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000154925 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000154925 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154925 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000154925 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154925 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154925 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154925 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154925 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154925 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154925 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000219130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000219130 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219130 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219130 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219130 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219130 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219130 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219130 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219130 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219130 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219130 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219130 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219130 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000219130 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000219130 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219130 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000219130 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219130 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219130 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219130 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219130 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219130 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219130 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000219130 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000219130 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000219130 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219130 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219130 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000219130 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219130 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219130 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219130 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219130 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000219129 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219129 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219129 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219129 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219129 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219129 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219129 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219129 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219129 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219129 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219129 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219129 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219129 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000219129 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000219129 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219129 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000219129 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219129 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219129 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219129 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219129 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219129 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000219129 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000219129 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000219129 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219129 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219129 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000219129 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219129 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219129 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219129 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219129 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[1]
C000236790 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[1]
C000236790 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000236790 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000236790 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000236790 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000236790 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000236790 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000236790 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000236790 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000236790 [Member] | JDcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000236790 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000236790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000236790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000236790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000236790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236790 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000236790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236790 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000236790 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000236790 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000236790 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236790 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236790 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000236790 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236790 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236790 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236790 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000236791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%	[2]
C000236791 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[2]
C000236791 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000236791 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000236791 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000236791 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000236791 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000236791 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000236791 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000236791 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000236791 [Member] | Xiaomi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000236791 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000236791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000236791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000236791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000236791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000236791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236791 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236791 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236791 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000236791 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000236791 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000236791 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236791 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236791 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[3]
C000236792 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[3]
C000236792 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000236792 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000236792 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000236792 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000236792 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000236792 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000236792 [Member] | New China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000236792 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000236792 [Member] | JDcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000236792 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000236792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000236792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000236792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000236792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236792 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236792 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236792 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[4]
C000240350 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[4]
C000240350 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000240350 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000240350 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000240350 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000240350 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000240350 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000240350 [Member] | PT Indosat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000240350 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000240350 [Member] | Grab Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000240350 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000240350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000240350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000240350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240350 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240350 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000240350 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000240350 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240350 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240350 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240350 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240350 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240350 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240350 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240350 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240350 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[5]
C000241856 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000241856 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[5]
C000241856 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[5]
C000241856 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000241856 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000241856 [Member] | Samsung Electronics Co Ltd Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000241856 [Member] | HD HYUNDAI MIPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000241856 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000241856 [Member] | KT And G Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000241856 [Member] | Samsung Biologics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000241856 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000241856 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000241856 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241856 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241856 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000241856 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241856 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241856 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241856 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241856 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241856 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241856 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000241856 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%	[6]
C000245019 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[6]
C000245019 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[6]
C000245019 [Member] | Swiggy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000245019 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[6]
C000245019 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000245019 [Member] | YDUQS Participacoes SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000245019 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000245019 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000245019 [Member] | JD Health International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000245019 [Member] | Indus Towers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000245019 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000245019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000245019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000245019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000245019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000245019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000245019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000245019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000245019 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000245019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245019 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000245019 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245019 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000245019 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000245019 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245019 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245019 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245019 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245019 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245019 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245019 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000245020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%	[7]
C000245020 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[7]
C000245020 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000245020 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000245020 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000245020 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000245020 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000245020 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000245020 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000245020 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000245020 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000245020 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000245020 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000245020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000245020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000245020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000245020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000245020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245020 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245020 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000245020 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000245020 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000245020 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000245020 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245020 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245020 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245020 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%	[8]
C000245021 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000245021 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[8]
C000245021 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[8]
C000245021 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
C000245021 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000245021 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000245021 [Member] | Swiggy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000245021 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000245021 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000245021 [Member] | Cholamandalam Investment and Finance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000245021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000245021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000245021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000245021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000245021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000245021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245021 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000245021 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000245021 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000245022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%	[9]
C000245022 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
C000245022 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000245022 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000245022 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000245022 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000245022 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000245022 [Member] | Ajinomoto Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000245022 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000245022 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000245022 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000245022 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000245022 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000245022 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000245022 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245022 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000245022 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245022 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245022 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000245022 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245022 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245022 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000245022 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[10]
C000245023 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[10]
C000245023 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[10]
C000245023 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000245023 [Member] | Ajinomoto Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000245023 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000245023 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000245023 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[10]
C000245023 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000245023 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000245023 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000245023 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000245023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000245023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000245023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000245023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000245023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000245023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245023 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000245023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245023 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000245023 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000245023 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245023 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245023 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245023 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000245023 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000245023 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[11]
C000247849 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[11]
C000247849 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[11]
C000247849 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[11]
C000247849 [Member] | YDUQS Participacoes SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000247849 [Member] | We Buy Cars Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000247849 [Member] | Grupo SBF SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000247849 [Member] | Cartrade Tech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000247849 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000247849 [Member] | Radico Khaitan Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000247849 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000247849 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247849 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000247849 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000247849 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000247849 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247849 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000247849 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000247849 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247849 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247849 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247849 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247849 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000247849 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000247849 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000247849 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000247849 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247849 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247849 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000247849 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247849 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247849 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247849 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247849 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000247850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%	[12]
C000247850 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000247850 [Member] | NetEase Cloud Music Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[12]
C000247850 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000247850 [Member] | Atour Lifestyle Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000247850 [Member] | DPC Dash Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[12]
C000247850 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000247850 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000247850 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000247850 [Member] | Zhejiang Shuanghuan Driveline Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000247850 [Member] | Sichuan Kelun Biotech Biopharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000247850 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000247850 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000247850 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000247850 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247850 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000247850 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000247850 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247850 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247850 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000247850 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247850 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247850 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247850 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247850 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247850 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%

[1]	Excludes short-term securities, if any.
[2]	Excludes short-term securities, if any.
[3]	Excludes short-term securities, if any.
[4]	Excludes short-term securities, if any.
[5]	Excludes short-term securities, if any.
[6]	Excludes short-term securities, if any.
[7]	Excludes short-term securities, if any.
[8]	Excludes short-term securities, if any.
[9]	Excludes short-term securities, if any.
[10]	Excludes short-term securities, if any.
[11]	Excludes short-term securities, if any.
[12]	Excludes short-term securities, if any.